DISPOSAL OF SUBSIDIARIES - Narrative Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 24, 2023	Dec. 31, 2022	Dec. 28, 2022	Dec. 08, 2022	Oct. 27, 2022	Aug. 05, 2022
DISPOSAL OF SUBSIDIARIES
Fair value of preferred shares issued						$ 24,592
Accumulated other comprehensive loss	$ 890		$ 1,470			2,060
Stanley Star
DISPOSAL OF SUBSIDIARIES
Total consideration							$ 1
Convertible preferred shares issued				50,000
Preferred stock, outstanding		$ 50,000			$ 50,000
Fair value of preferred shares issued						$ 24,600